Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Components of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2013	2012

Trade creditors	$69.6	$67.3
Other creditors and accruals	28.5	25.3

Total accounts payable and accrued liabilities	$98.1	$92.6